SCHEDULE OF CONDENSED BALANCE SHEETS (Details) (Parenthetical) - $ / shares	Dec. 31, 2024	Oct. 31, 2024	Dec. 31, 2023
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001		$ 0.0001
Ordinary shares, shares authorized			429,552,072
Ordinary shares, shares issued			37,163,379
Ordinary shares, shares outstanding			37,163,379
Class A Redeemable Preferred Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Temporary equity, par value	$ 0.0001		$ 0.0001
Temporary equity, shares authorized			24,709,527
Temporary equity, shares issued			24,709,527
Temporary equity, shares outstanding			24,709,527
Class B Redeemable Preferred Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Temporary equity, par value	$ 0.0001		$ 0.0001
Temporary equity, shares authorized			2,693,877
Temporary equity, shares issued			2,693,877
Temporary equity, shares outstanding			2,693,877
Class B-1 Redeemable Preferred Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Temporary equity, par value	$ 0.0001		$ 0.0001
Temporary equity, shares authorized			43,044,524
Temporary equity, shares issued			43,044,524
Temporary equity, shares outstanding			43,044,524
Common Class A [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001
Ordinary shares, shares authorized	461,995,682
Ordinary shares, shares issued	75,392,253	920,212
Ordinary shares, shares outstanding	75,392,253
Common Class B [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001
Ordinary shares, shares authorized	38,004,318
Ordinary shares, shares issued	38,004,318
Ordinary shares, shares outstanding	38,004,318
Parent [Member] | Class A Redeemable Preferred Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Temporary equity, par value	$ 0.0001		$ 0.0001
Temporary equity, shares authorized			24,709,527
Temporary equity, shares issued			24,709,527
Temporary equity, shares outstanding			24,709,527
Parent [Member] | Class B Redeemable Preferred Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Temporary equity, par value	$ 0.0001		$ 0.0001
Temporary equity, shares authorized			2,693,877
Temporary equity, shares issued			2,693,877
Temporary equity, shares outstanding			2,693,877
Parent [Member] | Class B-1 Redeemable Preferred Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Temporary equity, par value	$ 0.0001		$ 0.0001
Temporary equity, shares authorized			43,044,524
Temporary equity, shares issued			43,044,524
Temporary equity, shares outstanding			43,044,524